Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2019

SRQ-QTLY-0719
1.912886.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 19.7%
	Principal Amount	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$1,500,000	$1,301,344
3.375% 8/15/26	800,000	735,103
		2,036,447
Nonconvertible Bonds - 19.6%
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.9%
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,471,388
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	875,000	870,625
7.5% 10/15/26 (a)	1,475,000	1,511,875
Frontier Communications Corp. 8% 4/1/27 (a)	835,000	866,313
Level 3 Communications, Inc. 5.75% 12/1/22	1,250,000	1,253,125
Level 3 Financing, Inc.:
5.125% 5/1/23	1,600,000	1,598,480
5.25% 3/15/26	590,000	588,348
5.375% 1/15/24	675,000	676,688
5.375% 5/1/25	715,000	715,894
Qwest Corp. 6.75% 12/1/21	670,000	707,688
Sable International Finance Ltd. 6.875% 8/1/22 (a)	361,000	370,779
SFR Group SA:
6.25% 5/15/24 (a)	1,370,000	1,388,838
7.375% 5/1/26 (a)	1,115,000	1,089,216
8.125% 2/1/27 (a)	1,510,000	1,508,113
Telecom Italia Capital SA:
6% 9/30/34	560,000	522,200
6.375% 11/15/33	315,000	303,188
Telecom Italia SpA 5.303% 5/30/24 (a)	2,895,000	2,862,287
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,562,300
U.S. West Communications 7.25% 9/15/25	735,000	801,073
		21,668,418
Media - 2.4%
Altice Financing SA 7.5% 5/15/26 (a)	4,770,000	4,663,772
Altice SA 7.75% 5/15/22 (a)	1,170,000	1,190,475
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,181,886
5% 2/1/28 (a)	1,325,000	1,311,750
5.125% 5/1/23 (a)	2,195,000	2,216,292
5.125% 5/1/27 (a)	2,805,000	2,806,753
5.5% 5/1/26 (a)	5,360,000	5,489,283
CSC Holdings LLC:
5.25% 6/1/24	1,115,000	1,123,697
5.375% 7/15/23 (a)	3,000,000	3,045,000
5.5% 5/15/26 (a)	1,380,000	1,400,286
5.5% 4/15/27 (a)	2,650,000	2,695,183
7.5% 4/1/28 (a)	1,235,000	1,315,275
7.75% 7/15/25 (a)	1,555,000	1,654,131
DISH DBS Corp.:
5.875% 11/15/24	2,840,000	2,553,302
7.75% 7/1/26	1,060,000	970,430
E.W. Scripps Co. 5.125% 5/15/25 (a)	830,000	780,200
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,195,000	2,008,425
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	155,000	150,947
5.5% 10/1/21 (a)	225,000	224,438
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,135,000	2,116,917
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,612,813
5% 8/1/27 (a)	1,060,000	1,044,100
5.375% 4/15/25 (a)	2,165,000	2,180,198
6% 7/15/24 (a)	1,700,000	1,747,090
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	2,983,900
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,425,000	2,406,813
6% 1/15/27 (a)	2,000,000	1,942,500
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,905,000	2,832,375
		57,648,231
Wireless Telecommunication Services - 0.8%
Citizens Utilities Co. 7.05% 10/1/46	2,508,000	1,329,240
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	1,860,000	1,808,850
Millicom International Cellular SA:
6% 3/15/25 (a)	205,000	212,944
6.625% 10/15/26 (a)	2,740,000	2,950,350
Neptune Finco Corp. 6.625% 10/15/25 (a)	750,000	786,338
Sprint Communications, Inc. 6% 11/15/22	4,800,000	4,897,536
Sprint Corp. 7.875% 9/15/23	3,795,000	4,076,475
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,060,000	1,045,425
5.125% 4/15/25	995,000	1,011,796
6.375% 3/1/25	700,000	725,445
		18,844,399
TOTAL COMMUNICATION SERVICES		98,161,048
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 0.2%
Frontdoor, Inc. 6.75% 8/15/26 (a)	860,000	903,000
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,265,000	2,440,538
Service Corp. International 5.125% 6/1/29	735,000	747,693
		4,091,231
Hotels, Restaurants & Leisure - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	770,250
5% 10/15/25 (a)	1,410,000	1,381,800
Aramark Services, Inc. 4.75% 6/1/26	2,480,000	2,464,500
Eldorado Resorts, Inc.:
6% 4/1/25	765,000	777,492
6% 9/15/26	250,000	257,085
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,325,000	1,399,134
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	960,000	959,088
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,695,000	2,674,788
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	661,303
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	657,456
4.875% 4/1/27	390,000	392,258
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	212,868
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,050,000	2,972,835
5.75% 2/1/27 (a)	505,000	520,150
Scientific Games Corp.:
5% 10/15/25 (a)	1,720,000	1,694,200
10% 12/1/22	1,080,000	1,132,650
Stars Group Holdings BV 7% 7/15/26 (a)	3,335,000	3,430,881
Station Casinos LLC 5% 10/1/25 (a)	1,145,000	1,102,063
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,360,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,200,150
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,950,000	1,907,987
5.5% 10/1/27 (a)	2,305,000	2,230,652
		30,159,690
Household Durables - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,000,000	1,000,200
7% 7/15/24 (a)	1,070,000	1,081,369
		2,081,569
Internet & Direct Marketing Retail - 0.1%
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,565,000	1,608,038
6.375% 5/15/25	1,000,000	1,028,750
		2,636,788
Leisure Products - 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	1,520,000	1,496,759
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	880,000	898,700
TOTAL CONSUMER DISCRETIONARY		41,364,737
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,950,000	1,920,750
Food Products - 0.7%
CF Industries Holdings, Inc. 5.15% 3/15/34	75,000	70,313
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	4,505,000	4,606,363
5.875% 7/15/24 (a)	5,915,000	6,062,875
6.75% 2/15/28 (a)	525,000	554,531
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,390,000	1,459,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	329,175
4.875% 11/1/26 (a)	2,000,000	2,005,000
Post Holdings, Inc.:
5% 8/15/26 (a)	865,000	850,944
5.75% 3/1/27 (a)	720,000	721,800
		16,660,501
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	513,750
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	3,795,000	3,478,801
TOTAL CONSUMER STAPLES		22,573,802
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27(a)	775,000	796,313
Ensco PLC 5.2% 3/15/25	2,500,000	1,731,250
Jonah Energy LLC 7.25% 10/15/25 (a)	1,840,000	1,081,000
Nabors Industries, Inc. 5.5% 1/15/23	355,000	311,406
Noble Holding International Ltd.:
6.2% 8/1/40	1,000,000	602,500
7.875% 2/1/26 (a)	515,000	445,475
Summit Midstream Holdings LLC 5.75% 4/15/25	1,650,000	1,464,375
Weatherford International Ltd.:
5.95% 4/15/42	150,000	71,250
6.5% 8/1/36	440,000	214,500
9.875% 2/15/24	360,000	176,400
Weatherford International, Inc. 9.875% 3/1/25	3,790,000	1,838,150
		8,732,619
Oil, Gas & Consumable Fuels - 3.0%
California Resources Corp. 8% 12/15/22 (a)	4,710,000	3,285,225
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,080,000	1,117,822
5.875% 3/31/25	2,230,000	2,393,526
7% 6/30/24	3,345,000	3,728,672
Cheniere Energy Partners LP:
5.25% 10/1/25	4,235,000	4,227,673
5.625% 10/1/26 (a)	615,000	622,688
Chesapeake Energy Corp. 8% 1/15/25	1,660,000	1,527,200
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,797,000	1,792,508
Comstock Escrow Corp. 9.75% 8/15/26	2,215,000	1,705,550
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (a)(b)(c)	3,140,000	3,124,419
6.5% 5/15/26 (a)	1,100,000	1,086,250
6.875% 6/15/25 (a)	990,000	994,950
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	900,000	906,750
6.25% 4/1/23	1,580,000	1,593,114
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,605,000	2,624,538
DCP Midstream Operating LP:
5.125% 5/15/29	1,700,000	1,714,875
5.375% 7/15/25	1,785,000	1,854,722
Denbury Resources, Inc. 9.25% 3/31/22 (a)	4,070,000	3,927,550
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	230,000	232,300
5.75% 1/30/28 (a)	230,000	238,338
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	935,000	792,413
8% 11/29/24 (a)	2,780,000	1,723,600
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	3,000,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,655,000	2,734,650
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	256,388
5.75% 10/1/25 (a)	1,000,000	982,500
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,250,000	1,121,875
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	1,235,000	1,241,175
MEG Energy Corp. 7% 3/31/24 (a)	1,350,000	1,204,875
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	170,000	166,600
5.375% 1/15/25 (a)	1,760,000	1,755,600
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,945,000	1,964,450
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	2,025,000	1,923,750
Sanchez Energy Corp. 7.25% 2/15/23 (a)	3,615,000	3,054,675
SemGroup Corp.:
6.375% 3/15/25	1,750,000	1,680,000
7.25% 3/15/26	1,730,000	1,686,750
Southwestern Energy Co. 7.75% 10/1/27	980,000	935,900
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	815,000	821,292
5.5% 2/15/26	585,000	590,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	1,825,000	1,831,296
5.375% 2/1/27	3,000,000	3,015,000
Teine Energy Ltd. 6.875% 9/30/22 (a)	1,040,000	1,047,800
		72,230,109
TOTAL ENERGY		80,962,728
FINANCIALS - 2.5%
Capital Markets - 0.1%
MSCI, Inc. 4.75% 8/1/26 (a)	1,775,000	1,809,968
Consumer Finance - 1.0%
Ally Financial, Inc.:
3.875% 5/21/24	840,000	827,232
5.75% 11/20/25	7,320,000	7,832,400
8% 11/1/31	1,850,000	2,344,875
Navient Corp.:
5.5% 1/25/23	1,620,000	1,615,545
5.875% 10/25/24	195,000	195,000
6.125% 3/25/24	505,000	507,525
6.5% 6/15/22	2,610,000	2,718,393
6.75% 6/15/26	1,190,000	1,195,950
7.25% 1/25/22	1,015,000	1,070,338
7.25% 9/25/23	1,825,000	1,915,703
Springleaf Financial Corp.:
6.875% 3/15/25	1,235,000	1,287,117
7.125% 3/15/26	870,000	899,580
		22,409,658
Diversified Financial Services - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	3,745,000	3,876,075
5.5% 1/15/23 (a)	1,400,000	1,454,460
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	209,300
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	3,200,000	3,129,600
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	980,000	985,390
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	3,690,000	3,759,188
6.25% 5/15/26 (a)	1,210,000	1,202,438
6.375% 12/15/25	1,080,000	1,085,400
6.75% 2/1/24	1,975,000	2,024,375
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	455,000	460,082
5.25% 8/15/22 (a)	1,285,000	1,336,400
5.5% 2/15/24 (a)	670,000	702,368
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	1,630,000	1,593,325
6.875% 2/15/23 (a)	565,000	570,650
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	4,450,000	4,789,090
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,675,000	1,687,563
		28,865,704
Insurance - 0.1%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,595,000	1,606,963
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,420,000	1,377,400
		2,984,363
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	509,850
Thrifts & Mortgage Finance - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	675,000	707,063
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,965,000	1,826,861
		2,533,924
TOTAL FINANCIALS		59,113,467
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	968,975
4.625% 2/1/28 (a)	185,000	180,838
Teleflex, Inc. 4.875% 6/1/26	1,750,000	1,776,250
		2,926,063
Health Care Providers & Services - 1.4%
Community Health Systems, Inc.:
6.25% 3/31/23	6,515,000	6,203,583
8% 3/15/26 (a)	960,000	918,298
8.625% 1/15/24 (a)	1,445,000	1,445,000
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	1,993,737
5% 3/15/24	3,000,000	3,202,382
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,041,250
Tenet Healthcare Corp.:
5.125% 5/1/25	915,000	908,138
6.25% 2/1/27 (a)	885,000	902,700
6.75% 6/15/23	2,620,000	2,609,965
8.125% 4/1/22	7,645,000	7,967,695
THC Escrow Corp. III 7% 8/1/25	1,815,000	1,783,927
Vizient, Inc. 6.25% 5/15/27 (a)	125,000	130,156
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,095,000	1,109,728
5.375% 8/15/26 (a)	1,810,000	1,854,707
		34,071,266
Health Care Technology - 0.1%
IMS Health, Inc. 5% 5/15/27 (a)	1,425,000	1,445,534
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	735,000	763,481
Pharmaceuticals - 0.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,341,450
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	782,925
5.875% 5/15/23 (a)	155,000	155,353
6.125% 4/15/25 (a)	785,000	767,730
7% 3/15/24 (a)	2,500,000	2,610,938
		5,658,396
TOTAL HEALTH CARE		44,864,740
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,561,625
Bombardier, Inc.:
7.5% 12/1/24 (a)	2,040,000	2,004,300
7.5% 3/15/25 (a)	780,000	756,366
7.875% 4/15/27 (a)	1,630,000	1,564,311
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,925,000	1,963,500
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,475,513
6.25% 3/15/26 (a)	2,455,000	2,504,100
6.375% 6/15/26	1,470,000	1,444,275
6.5% 5/15/25	1,805,000	1,791,463
		16,065,453
Air Freight & Logistics - 0.1%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	2,815,000	2,843,150
Commercial Services & Supplies - 0.3%
APX Group, Inc.:
7.625% 9/1/23	1,400,000	1,120,000
7.875% 12/1/22	1,150,000	1,060,875
8.75% 12/1/20	1,124,000	1,050,940
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	870,350
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,766,250
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,105,000	914,388
Tervita Escrow Corp. 7.625% 12/1/21 (a)	240,000	240,600
		7,023,403
Construction & Engineering - 0.2%
AECOM:
5.125% 3/15/27	2,520,000	2,474,325
5.875% 10/15/24	1,905,000	1,962,760
		4,437,085
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	715,000
Machinery - 0.1%
U.S.A. Compression Partners LP:
6.875% 4/1/26	1,500,000	1,537,500
6.875% 9/1/27 (a)	435,000	444,244
		1,981,744
Trading Companies & Distributors - 0.2%
Avantor, Inc. 6% 10/1/24 (a)	780,000	810,030
FLY Leasing Ltd.:
5.25% 10/15/24	2,075,000	1,992,000
6.375% 10/15/21	1,500,000	1,518,750
		4,320,780
TOTAL INDUSTRIALS		37,386,615
INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,835,000	2,728,688
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	352,625
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26 (a)	1,795,000	1,826,413
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,040,000
		2,866,413
Software - 0.7%
Ascend Learning LLC:
6.875% 8/1/25 (a)	125,000	125,625
6.875% 8/1/25 (a)	1,160,000	1,157,100
CDK Global, Inc.:
4.875% 6/1/27	485,000	474,694
5.25% 5/15/29 (a)	240,000	239,100
5.875% 6/15/26	985,000	1,019,475
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,258,000	2,325,740
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,465,513
Nuance Communications, Inc. 5.625% 12/15/26	1,085,000	1,108,067
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,471,525
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,150,000	1,158,855
Symantec Corp. 5% 4/15/25 (a)	3,260,000	3,259,342
		16,805,036
TOTAL INFORMATION TECHNOLOGY		22,752,762
MATERIALS - 1.4%
Chemicals - 0.6%
Element Solutions, Inc. 5.875% 12/1/25 (a)	1,915,000	1,941,331
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,235,000	1,163,988
OCI NV 6.625% 4/15/23 (a)	2,620,000	2,672,400
Olin Corp. 5.125% 9/15/27	1,495,000	1,475,864
The Chemours Co. LLC 5.375% 5/15/27	1,380,000	1,248,900
TPC Group, Inc. 8.75% 12/15/20 (a)	2,940,000	2,888,550
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,150,100
Valvoline, Inc. 4.375% 8/15/25	1,025,000	986,563
		13,527,696
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	2,500,000	2,496,875
6% 2/15/25 (a)	1,480,000	1,465,496
7.25% 5/15/24 (a)	1,500,000	1,561,875
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,120,000	2,051,100
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	1,440,000	1,288,800
7.875% 7/15/26 (a)	305,000	274,500
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,419,713
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	2,015,000
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	693,263
		13,266,622
Metals & Mining - 0.2%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	565,000	536,750
7.25% 4/1/23 (a)	2,395,000	2,185,438
Freeport-McMoRan, Inc.:
3.55% 3/1/22	480,000	469,344
3.875% 3/15/23	1,645,000	1,584,102
		4,775,634
Paper & Forest Products - 0.0%
Berry Global Escrow Corp. 4.875% 7/15/26 (a)(d)	1,105,000	1,099,177
TOTAL MATERIALS		32,669,129
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Corrections Corp. of America:
4.625% 5/1/23	275,000	270,188
5% 10/15/22	802,000	804,005
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,199,250
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	595,000	587,563
5.25% 8/1/26	1,035,000	1,043,384
5.5% 5/1/24	1,500,000	1,530,000
		5,434,390
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,345,000	2,315,688
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	315,000	319,678
		2,635,366
TOTAL REAL ESTATE		8,069,756
UTILITIES - 1.0%
Electric Utilities - 0.4%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	900,000	897,750
InterGen NV 7% 6/30/23 (a)	3,045,000	2,740,500
NRG Yield Operating LLC 5% 9/15/26	885,000	854,025
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,691,612	1,805,796
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	3,566,000	3,649,979
		9,948,050
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,356,469
4.5% 9/15/27 (a)	250,000	242,500
NRG Energy, Inc.:
5.25% 6/15/29 (a)	1,095,000	1,125,299
6.625% 1/15/27	1,910,000	2,031,763
Talen Energy Supply LLC:
6.5% 6/1/25	190,000	161,500
10.5% 1/15/26 (a)	3,835,000	3,835,000
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	500,000	483,750
5% 1/31/28 (a)	560,000	538,300
6.625% 6/15/25 (a)(b)	1,215,000	1,254,488
The AES Corp.:
4.5% 3/15/23	755,000	759,719
5.125% 9/1/27	1,150,000	1,173,000
6% 5/15/26	2,000,000	2,090,000
		15,051,788
TOTAL UTILITIES		24,999,838

TOTAL NONCONVERTIBLE BONDS		472,918,622

TOTAL CORPORATE BONDS
(Cost $480,264,681)		474,955,069

Bank Loan Obligations - 0.4%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.19% 6/15/24 (b)(c)	2,751,000	2,694,825
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.6885% 2/22/24 (b)(c)	1,030,000	1,012,748
		3,707,573
Media - 0.1%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6796% 8/19/23 (b)(c)	1,467,650	1,428,214

TOTAL COMMUNICATION SERVICES		5,135,787

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.43% 10/20/24 (b)(c)	1,312,400	1,307,479
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.1781% 12/31/22 (b)(c)	475,000	450,856
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8233% 6/21/24 (b)(c)	1,463,925	1,418,631
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4385% 2/1/24 (b)(c)	406,700	400,347
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(c)	55,000	54,828
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.101% 6/13/24 (b)(c)	242,722	237,455
		292,283

TOTAL INFORMATION TECHNOLOGY		692,630

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,987,432)		9,005,383
	Shares	Value

Fixed-Income Funds - 78.4%
High Yield Fixed-Income Funds - 78.4%
Artisan High Income Fund Investor Shares	32,201,066	307,842,163
BlackRock High Yield Bond Portfolio Institutional Class	9,717,702	72,785,586
Eaton Vance Income Fund of Boston Class A	20,260,007	111,835,239
Fidelity Advisor High Income Advantage Fund Class I (e)	15,439,175	157,788,370
Fidelity Capital & Income Fund (e)	19,897,442	194,795,961
Hotchkis & Wiley High Yield Fund Class A	24,161,413	277,373,017
MainStay High Yield Corporate Bond Fund Class A	46,788,492	259,208,247
Prudential High Yield Fund	45,183,629	242,184,253
T. Rowe Price High Yield Fund Advisor Class	40,867,662	264,005,095
TOTAL FIXED-INCOME FUNDS
(Cost $1,851,107,106)		1,887,817,931
	Principal Amount	Value

Preferred Securities - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (b)(f)	2,055,000	2,064,967
FINANCIALS - 0.6%
Banks - 0.6%
Bank of America Corp.:
5.2% (b)(f)	1,200,000	1,212,000
6.25% (b)(f)	4,000,000	4,276,000
Barclays PLC 7.875% (Reg. S) (b)(f)	2,640,000	2,719,200
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	1,840,000	1,873,924
8.625% (b)(f)	2,000,000	2,110,000
Wells Fargo & Co. 5.9% (b)(f)	2,250,000	2,314,688
		14,505,812
TOTAL PREFERRED SECURITIES
(Cost $16,157,282)		16,570,779
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 2.41% (g)	10,897,801	10,899,980
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (h)	2,097,190	2,097,190
TOTAL MONEY MARKET FUNDS
(Cost $12,997,026)		12,997,170
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,369,513,527)		2,401,346,332
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,256,660
NET ASSETS - 100%		$2,407,602,992

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $285,788,876 or 11.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated Fund

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$93,501
Total	$93,501

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$160,296,900	$1,814,794	$1,843,928	$1,814,793	$2,106	$(2,481,502)	$157,788,370
Fidelity Capital & Income Fund	360,272,960	2,479,303	166,787,473	2,479,629	17,297,179	(18,466,008)	194,795,961
Total	$520,569,860	$4,294,097	$168,631,401	$4,294,422	$17,299,285	$(20,947,510)	$352,584,331

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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